INVESTMENTS IN AFFILIATES - Summarized Financial Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Golar Wilhelmsen
Balance Sheet
Current assets	$ 7,690
Non-current assets	0
Current liabilities	7,667
Non-current liabilities	0
Non-controlling interest	0
Income statement
Revenue	4,245
Net (loss) income	(494)
ECGS
Balance Sheet
Current assets	31,853
Non-current assets	1,368
Current liabilities	20,859
Non-current liabilities	1,183
Non-controlling interest	0
Income statement
Revenue	61,769
Net (loss) income	849
Golar LNG Partners
Balance Sheet
Current assets	107,370
Non-current assets	1,403,604
Current liabilities	169,717
Non-current liabilities	1,099,713
Non-controlling interest	71,858
Income statement
Revenue	286,630
Net (loss) income	$ 127,141